Annual Total Returns[BarChart] - VictoryShares Emerging Market High Div Volatility Wtd ETF - VictoryShares Emerging Market High Div Volatility Wtd ETF	2018	2019	2020
Total	(10.33%)	14.25%	(4.13%)